CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 13,468	$ 17,083
Investment in equity securities, at fair value	2,623	1,675
Accounts receivable, net	$ 15,345	9,551
Receivable from a related party		$ 587
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 5,252	$ 15,877
Prepaid expenses and other	2,888	2,560
Total current assets	39,576	59,344
Property, plant and equipment, net	7,868	9,241
Intangible assets, net	238	1,839
Right of use assets	3,492	2,392
Long-term investments	1,913	1,686
Total assets	53,674	75,268
Current liabilities:
Accounts payable	2,723	4,438
Accrued and other current liabilities	15,344	12,288
Total current liabilities	36,452	16,726
Other liabilities	15,371	15,482
Total liabilities	51,823	51,103
Shareholders' equity:
Ordinary shares	2	1
Additional paid-in capital	713,302	695,785
Treasury shares	(9,604)	(9,604)
Accumulated other comprehensive loss	(1,774)	(1,200)
Accumulated deficit	(700,075)	(660,817)
Total shareholders' equity	1,851	24,165	$ 44,574	$ 84,502
Total liabilities and shareholders' equity	53,674	75,268
Parent Company
Current assets:
Cash and cash equivalents	9,162	15,480
Investment in equity securities, at fair value	2,623	1,675
Accounts receivable, net	$ 15,234	9,551
Receivable from a related party		$ 587
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 5,231	$ 15,877
Prepaid expenses and other	1,065	1,040
Total current assets	33,315	44,210
Intercompany receivables	779	779
Property, plant and equipment, net	16	15
Intangible assets, net		1,739
Long-term investments	1,716	1,686
Investment in subsidiaries	635	15,552
Total assets	36,461	63,981
Current liabilities:
Accounts payable	2,650	4,438
Accrued and other current liabilities	4,183	3,374
Intercompany payables	15,956	20,183
Total current liabilities	22,789	27,995
Other liabilities	11,821	11,821
Total liabilities	34,610	39,816
Shareholders' equity:
Ordinary shares	2	1
Additional paid-in capital	713,302	695,785
Treasury shares	(9,604)	(9,604)
Accumulated other comprehensive loss	(1,774)	(1,200)
Accumulated deficit	(700,075)	(660,817)
Total shareholders' equity	1,851	24,165
Total liabilities and shareholders' equity	$ 36,461	$ 63,981